                    SEMI-ANNUAL FINANCIAL STATEMENTS

                     ------------------------------

                        THE FUND FOR LIFE SERIES

                                   OF

                              THE GCG TRUST

					 ------------------------------

                              JUNE 30, 1999

                               (Unaudited)




   GOLDENSELECT/R/ products are issued by Golden American Life Insurance
                               Company and

          distributed by Directed Services, Inc., member NASD.


                      [Graphic of GoldenSelect Logo]

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================

                          FINANCIAL STATEMENTS
                              JUNE 30, 1999
                               (UNAUDITED)



TABLE OF CONTENTS                                    PAGE
-----------------                                    ----
President's Letter                                     3

Management's Discussion and Analysis                   4

Statement of Assets and Liabilities                    5

Statement of Operations                                6

Statement of Changes in Net Assets                     7

Financial Highlights                                   8

Portfolio of Investments                               9

Notes to Financial Statements                         10

August 27, 1999

Dear Shareholders of The Fund For Life Series of the GCG Trust,

We are pleased to provide you with your 1999 Semi-Annual Report (the "Report") for The Fund For Life Series of The GCG Trust.

The first half of 1999 was another strong period for U.S. equity markets. The Fund for Life performance reflected these economic trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from relatively high expense's, Directed Services, Inc., the Manager, has continued to absorb a portion of the expenses while considering various options to address the issue. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,

/s/ R. Brock Armstrong

R. Brock Armstrong
Chairman




    GOLDENSELECT/R/ products are issued by Golden American Life Insurance
                               Company and
           distributed by Directed Services, Inc., member NASD

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================

                  MANAGEMENT'S DISCUSSION AND ANALYSIS


The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Strong performance in the equity market and debt market contributed to the performance of the Fund during 1999. For the six months ended June 30, 1999, the Fund had a total return of 6.85%, compared to a blended return of 9.20% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same percentage allocation of investments held by the Fund. The following total return of each index for the six months ended June 30, 1999 was S&P 500 Index - 7.43%, Morgan Stanley/Capital International Pacific Index - 2.18% and the Lehman Aggregate Bond Index - (0.41%).

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================
                   STATEMENT OF ASSETS AND LIABILITIES
                              JUNE 30, 1999
                               (UAUDITED)

ASSETS

    INVESTMENTS, AT VALUE (COST $181,377)(NOTES 1 AND 4)      $242,806
    CASH                                                         4,584
    DIVIDENDS RECEIVABLE                                           231
                                                              --------
TOTAL ASSETS                                                   247,621
                                                              --------

LIABILITIES

   ACCRUED EXPENSES                                              6,115
                                                                 -----
 TOTAL LIABILITIES                                               6,115
                                                                 -----
NET ASSETS                                                    $241,506
                                                              ========

NET ASSETS CONSIST OF

   PAID-IN CAPITAL                                            $165,110
   UNDISTRIBUTED REALIZED GAINS ON INVESTMENT TRANSACTIONS      12,377
   NET UNREALIZED APPRECIATION OF INVESTMENT                    61,429
   ACCUMULATED NET INVESTMENT INCOME                             2,590
                                                              --------
NET ASSETS                                                    $241,506
                                                              ========

 SHARES OF BENEFICIAL INTEREST OUTSTANDING, $.001 PAR VALUE     30,330
                                                              ========


NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                $   7.96
                                                              ========


                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================
                         STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED JUNE 30, 1999
                               (Unaudited)


INVESTMENT INCOME

    DIVIDENDS                                                $   2,508
                                                               -------
EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                      344
    AUDITING FEES                                                1,200
    FUND ACCOUNTING FEES (NOTE 2)                                  287
    CUSTODY (NOTE 2)                                               810
    TRUSTEES FEES AND EXPENSES (NOTE 2)                             20
    OTHER OPERATING EXPENSES                                       579
                                                               -------

    TOTAL EXPENSES                                               3,240
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)     (1,266)
                                                               -------

NET EXPENSES                                                     1,974

NET INVESTMENT INCOME                                              534
                                                               -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS               2,590
    CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS            12,244
                                                               -------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS               14,834
                                                               -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $15,368
                                                               =======


                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================
                   STATEMENT OF CHANGES IN NET ASSETS
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 & YEAR ENDED DECEMBER 31, 1998


                                                      1999        1998
                                                      ----        ----
                                                   (Uaudited)

FROM OPERATIONS


    NET INVESTMENT INCOME                           $  534     $   839
    NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS
     AND CAPITAL GAIN DISTRIBUTIONS                  2,590      11,004
    NET INCREASE IN UNREALIZED APPRECIATION
     OF INVESTMENTS                                 12,244      15,703
                                                    ------     -------

    NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                15,368      27,546
                                                    ------     -------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    NET INVESTMENT INCOME                             ----      (2,600)
    NET REALIZED GAINS ON INVESTMENT TRANSACTIONS
     AND CAPITAL GAIN DISTRIBUTIONS                            (17,125)
                                                               -------
                                                      ----     (19,725)
                                                               -------
FROM BENEFICIAL INTEREST TRANSACTIONS
    PROCEEDS FROM SALES OF SHARES                     ----        ----
    DISTRIBUTIONS REINVESTED                          ----      19,725
    COST OF SHARES REDEEMED                         (1,235)     (2,098)
                                                    ------     -------

    INCREASE/(DECREASE) IN NET ASSETS DERIVED
     FROM BENEFICIAL INTEREST TRANSACTIONS          (1,235)     17,627
                                                    ------     -------

    NET INCREASE IN NET ASSETS                      14,133      25,448

NET ASSETS

    BEGINNING OF YEAR                              227,373     201,925
                                                   -------     -------
    END OF YEAR                                   $241,506    $227,373
                                                  ========    ========
    UNDISTRIBUTED NET INVESTMENT INCOME             $2,590      $1,003
                                                    ======      ======

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
                          FINANCIAL HIGHLIGHTS
  FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

|-------------------------------------------------------------------------------------------------|
|                              FOR THE   FOR THE YEAR   FOR THE    FOR THE    FOR THE    FOR THE  |
|                            SIX MONTHS      ENDED       YEAR       YEAR       YEAR       YEAR    |
|                               ENDED      12/31/98      ENDED      ENDED      ENDED      ENDED   |
|                             06/30/99                  12/31/97   12/31/96   12/31/95   12/31/94 |
|                            (UNAUDITED)                                                          |
|                                                                                                 |
|          																						  |
|                                                                                                 |
| PER SHARE OPERATING                                                                             |
| PERFORMANCE                                                                                     |
|                                                                                                 |
| NET ASSET VALUE,                                                                                |
|  BEGINNING OF PERIOD          $7.45        $7.25       $7.61      $10.95     $9.23      $10.51  |
|                               -----        -----       -----      ------     -----      ------  |
| NET INVESTMENT INCOME                                                                           |
|  (LOSS) #                      0.02         0.03        0.03        0.01     (0.24)       0.44  |
| NET GAIN (LOSS) ON                                                                              |
|  INVESTMENTS-REALIZED                                                                           |
|  AND UNREALIZED                0.49         0.88        1.09        0.88      1.98       (0.67) |
|                               -----        -----       -----      ------     -----      ------  |
|                                                                                                 |
| TOTAL FROM INVESTMENT                                                                           |
|  OPERATIONS                    0.51         0.91        1.12        0.89      1.74       (0.23) |
|                               -----        -----       -----      ------     -----      ------  |
|                                                                                                 |
| LESS DISTRIBUTIONS:                                                                             |
| DISTRIBUTIONS FROM                                                                              |
|  NET INVESTMENT                                                                                 |
|  INCOME                        0.00         0.09        0.13        0.00      0.02        0.44  |
| DISTRIBUTIONS FROM NET                                                                          |
|  REALIZED CAPITAL GAINS        0.00         0.62        1.35        4.23      0.00        0.61  |
|                               -----        -----       -----      ------     -----      ------  |
|                                                                                                 |
| TOTAL DISTRIBUTIONS            0.00         0.71        1.48        4.23      0.02        1.05  |
|                               -----        -----       -----      ------     -----      ------  |
|                                                                                                 |
| NET ASSET VALUE, END                                                                            |
|  OF PERIOD                    $7.96        $7.45       $7.25       $7.61    $10.95       $9.23  |
|                               =====       ======      ======      ======    ======      ======  |
| TOTAL RETURN                  6.85%       13.67%      14.58%      10.57%    18.79%      (2.15%) |
|                               =====       ======      ======      ======    ======      ======  |
|                                                                                                 |
|                                                                                                 |
| RATIOS AND                                                                                      |
|  SUPPLEMENTAL DATA                                                                              |
| TOTAL NET ASSETS, END                                                                           |
|  OF PERIOD (000'S OMITTED)     $242         $227        $202        $201      $333      $1,346  |
|                                                                                                 |
|                                                                                                 |
| RATIO OF EXPENSES TO                                                                            |
|  AVERAGE NET ASSETS           1.72%        2.50%       2.50%       2.56%     4.25%       1.84%  |
| DECREASE REFLECTED IN ABOVE                                                                     |
|  EXPENSE RATIO DUE TO                                                                           |
|  WAIVERS AND/OR                                                                                 |
|  REIMBURSEMENTS               2.83%        3.27%      12.06%       9.45%     0.68%        ----  |
| RATIO OF NET                                                                                    |
|   INVESTMENT INCOME                                                                             |
|   (LOSS) TO AVERAGE                                                                             |
|   NET ASSETS                  0.47%        0.40%       0.40%       0.10%    (2.32%)      2.23%  |
|                                                                                                 |
| PORTFOLIO TURNOVER  RATE      1.36%        0.00%       8.94%       6.87%     5.68%      13.06%  |
| ------------------------------------------------------------------------------------------------|

# Per share data numbers have been calculated using the average share method.

                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================
                        PORTFOLIO OF INVESTMENTS
                              JUNE 30, 1999
                               (UNAUDITED)



                                                   NUMBER OF
                                                   ---------
INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS        SHARES      VALUE(NOTE 1)
---------------------------------------------      ---------     -------------

AIM CONSTELLATION FUND                                 846         $ 28,086
AIM WEINGARTEN FUND                                  1,114           30,992
THE GUARDIAN PARK AVENUE FUND                          553           30,295
MERRILL LYNCH PACIFIC FUND, INC., CLASS A            1,129           24,748
DAVIS NEW YORK VENTURE FUND, INC.                    1,048           30,293
SCUDDER INCOME FUND                                  1,859           23,466
UNITED INCOME FUND                                   3,658           29,232
VANGUARD INVESTMENT GRADE CORPORATE
 BOND FUND                                           2,695           22,904
VANGUARD FIXED INCOME GNMA FUND                      2,263           22,790

    TOTAL INVESTMENTS (COST $181,377*)
     (NOTES 1 AND 4)                                  101%          242,806
    LIABILITIES IN EXCESS OF OTHER
     ASSETS                                            (1)%          (1,300)
                                                    ------         --------
    NET ASSETS                                        100%         $241,506
                                                    ======         ========

* Aggregate cost for Federal tax purposes.


                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST
======================================================================
                      NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 1999, the Trust had twenty-four operational portfolios (the "Series"): The Fund For Life Series (the "Fund"), Liquid Asset Series, Limited Maturity Bond Series, Hard Assets Series, All-Growth Series, Real Estate Series, Fully Managed Series, Equity Income Series (formerly Multiple Allocation Series), Capital Appreciation Series, Rising Dividends Series, Managed Global Series, Emerging Markets Series, Market Manager Series, Value Equity Series, Strategic Equity Series, Small Cap Series, Developing World Series, Growth Opportunities Series, Research Series, Total Return Series, Growth Series (formerly Value + Growth Series), Mid-Cap Growth Series, Capital Growth Series (formerly Growth & Income Series) and Global Fixed Income Series. All of the Series, including the Fund, are diversified, except for Hard Assets Series, Managed Global Series, Global Fixed Income Series, Mid-Cap Growth Series and Market Manager Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

      The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficiently to relieve it from substantially all Federal income taxes.

      Organizational Expenses: Directed Services, Inc. ("DSI"), an indirect wholly owned subsidiary of ING, is the Fund's Manager and Administrator. DSI paid organizational expenses of approximately $115,000 on behalf of the Fund. The Fund reimbursed DSI in equal monthly installments over a sixty-month period from the Fund's commencement of operations. All organization expenses were reimbursed as of March 31, 1998.

     Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

      Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

      Other:  Investment transactions are recorded on trade date.
 Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

      Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH
    AFFILIATES

      In its capacity as Manager and Administrator, DSI provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the six months ended June 30, 1999, DSI waived $115 and $229 in compensation for management and administrative services, respectively. The Fund also reimburses DSI for certain organizational expenses paid by DSI on behalf of the Fund. These reimbursements are described in Note 1 to the financial statements.

      DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the six months ended June 30, 1999 such fees amounted to $287. For the six-month period ended June 30, 1999, Bankers Trust Company served as custodian for the Fund.

      During the six months ended June 30, 1999, DSI voluntarily waived its fees and reimbursed the Fund $1,266 in operating expenses.

      Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

2. MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

     Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the six months ended June 30, 1999 and the year ended December 31, 1998, the Fund had the following transactions in shares of beneficial interest. Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                              1999                 1998
                        SHARES   AMOUNT      SHARES    AMOUNT
                        ------   ------      ------    ------

      Sold                   0   $    0      $    0         0
      Distributions          0        0       2,935    19,725
      Reinvested
      Redeemed            (162)  (1,235)       (284)   (2,098)
                          -----  -------     -------  -------
      Net increase/
       (decrease)         (162)  (1,235)      2,615   $17,627
                          =====  =======     =======  =======

      As of June 30, 1999, Golden American has an investment in the fund of 2,436 shares with a total net asset value of $19,391 representing 8.0% of the shares outstanding.

4.  INVESTMENTS

      At June 30, 1999, the gross unrealized appreciation and depreciation for Federal income tax purposes were as follows:

   Gross Unrealized Appreciation                  $ 62,409
   Gross Unrealized Depreciation                      (980)
                                                  --------
   Net Unrealized Appreciation                    $ 61,429
                                                  ========

   Purchases and Sales of Investments Were As
   Follows:
   Cost of Purchases                                $3,193
   Cost of Sales                                    $5,054

5.  PLAN OF SUBSTITUTION

      During 1996, the Board of Trustees instructed management to file with the Securities and Exchange Commission ("SEC"), an application for an order ("Order") to accept the substitution of shares of the Fund for shares of the Fully Managed Series, one of the series of the Trust.
 The Trust plans to file the formal application in 1999. The substitution will occur as soon as practicable after the Order is issued by the SEC. Within five days after the substitution, Golden American will send to owners of contracts written notice of the substitution stating that shares of the Fund have been eliminated and that the shares of Fully Managed Series have been substituted.

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